Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NICHOLAS FUND, INC.
Entity Central Index Key	0000071958
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
NICHOLAS FUND INC Shares
Shareholder Report [Line Items]
Fund Name	Nicholas Fund, Inc.
Class Name	Nicholas Fund, Inc.
Trading Symbol	NICSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Nicholas Fund, Inc. (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasfunds.com/FundMaterials. You can also request this information by contacting us at 1-800-544-6547.
Additional Information Phone Number	1-800-544-6547
Additional Information Website	www.nicholasfunds.com/FundMaterials
Expenses [Text Block]
What Were the Portfolio Costs for the Last Six Months?
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 Investment	Annualized Costs Paid as a Percentage of a $10,000 Investment
Nicholas Fund	$35	0.71%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
Net Assets	$ 3,877,503,101
Holdings Count | shares	52
Investment Company, Portfolio Turnover	18.59%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of April 30, 2026
Net Assets	$3,877,503,101
Number of Portfolio Holdings	52
Portfolio Turnover Rate	18.59%

Holdings [Text Block]
Top Ten Equity Holdings
As of April 30, 2026
Name	Percentage of Net Assets
Alphabet Inc. Class C	7.04%
Amazon.com, Inc.	5.94%
NVIDIA Corporation	5.93%
Apple Inc.	4.62%
Microsoft Corporation	4.38%
Broadcom Inc.	2.60%
Costco Wholesale Corporation	2.20%
Thermo Fisher Scientific, Inc.	1.97%
Netflix, Inc.	1.93%
TJX Companies Inc	1.93%
Total of top ten	38.54%
Sector Diversification (As a Percentage of Total Investments)
As of April 30, 2026

Largest Holdings [Text Block]
Top Ten Equity Holdings
As of April 30, 2026
Name	Percentage of Net Assets
Alphabet Inc. Class C	7.04%
Amazon.com, Inc.	5.94%
NVIDIA Corporation	5.93%
Apple Inc.	4.62%
Microsoft Corporation	4.38%
Broadcom Inc.	2.60%
Costco Wholesale Corporation	2.20%
Thermo Fisher Scientific, Inc.	1.97%
Netflix, Inc.	1.93%
TJX Companies Inc	1.93%
Total of top ten	38.54%